Consolidated Statements of Operations	12 Months Ended
Dec. 31, 2022 USD ($)
Investment Income
Interest Income	$ 184,250
Total investment income	184,250
Expenses
Management fees	1,847,629
Audit and tax fees	318,585
Pricing fees	275,000
Legal fees	217,000
Offering costs	144,340
Trustee fees	127,671
Fund administration fees	83,332
Chief compliance and principal financial officer fees	63,836
Research fees	22,653
Custody fees	5,233
Other accrued expenses	18,086
Total Expenses	3,123,365
Consolidated Statements Of Operations	(2,939,115)
Recognition of conversion of SAFE note liabilities to Common Shares	25,375,657
Change in unrealized fair value on investments	(28,483,048)
Change in unrealized appreciation on SAFE note liabilities	677,092
Change in unrealized appreciation on fair value of warrants	1,441,461
Increase/(Decrease) in net assets resulting from operations	$ (3,927,953)